Borrowings and financing (Details 1) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
2026	R$ 5,092,816
2027	2,259,452
2028	1,794,450
2029	4,172,569
2030	7,336,464
2031	4,579,565
2031 to 2048	14,907,031
Borrowings payment net	40,142,347
Local Currency [Member]
IfrsStatementLineItems [Line Items]
2026	4,721,151
2027	1,968,467
2028	1,453,285
2029	2,112,031
2030	2,524,325
2031	4,270,466
2031 to 2048	12,460,370
Borrowings payment net	29,510,095
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
2026	2,764,582
2027	1,190,600
2028	689,330
2029	1,346,863
2030	1,720,388
2031	3,216,000
2031 to 2048	9,119,246
Borrowings payment net	20,047,009
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
2026	134,275
2027	142,638
2028	151,387
2029	157,420
2030	155,126
2031	141,077
2031 to 2048	747,833
Borrowings payment net	1,629,756
Local Currency [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
2026	259,341
2027	246,023
2028	87,200
2029	35,313
2030	35,313
2031	35,313
2031 to 2048	125,339
Borrowings payment net	823,842
Local Currency [Member] | IDBs National [Member]
IfrsStatementLineItems [Line Items]
2026	307,349
2027	289,669
2028	359,999
2029	330,039
2030	265,949
2031	265,949
2031 to 2048	1,168,879
Borrowings payment net	2,987,833
Local Currency [Member] | IFCs [Member]
IfrsStatementLineItems [Line Items]
2026	64,450
2027	91,400
2028	147,450
2029	218,700
2030	335,000
2031	559,800
2031 to 2048	1,293,532
Borrowings payment net	2,710,332
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
2026	156,654
2027	7,950
2028	17,778
2029	23,696
2030	12,549
2031	52,327
2031 to 2048	5,541
Borrowings payment net	276,495
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
2026	616
2027	187
2028	141
Borrowings payment net	944
Local Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2026	1,033,884
Borrowings payment net	1,033,884
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
2026	371,665
2027	290,985
2028	341,165
2029	2,060,538
2030	4,812,139
2031	309,099
2031 to 2048	2,446,661
Borrowings payment net	10,632,252
Foreign Currency [Member] | IFCs [Member]
IfrsStatementLineItems [Line Items]
2026
2029	1,674,532
2030	1,674,532
2031 to 2048	31,367
Borrowings payment net	3,380,431
Foreign Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2026	130,860
Borrowings payment net	130,860
Foreign Currency [Member] | I D B [Member]
IfrsStatementLineItems [Line Items]
2026	56,573
2027	56,573
2028	56,573
2029	56,573
2030	56,573
2031	56,573
2031 to 2048	690,968
Borrowings payment net	1,030,406
Foreign Currency [Member] | I B R D [Member]
IfrsStatementLineItems [Line Items]
2026	33,453
2027	33,453
2028	33,453
2029	78,294
2030	78,294
2031	78,294
2031 to 2048	810,339
Borrowings payment net	1,145,580
Foreign Currency [Member] | J I C A [Member]
IfrsStatementLineItems [Line Items]
2026	150,779
2027	200,959
2028	251,139
2029	251,139
2030	174,232
2031	174,232
2031 to 2048	913,987
Borrowings payment net	2,116,467
Foreign Currency [Member] | Blue Bonds [Member]
IfrsStatementLineItems [Line Items]
2026
2030	2,828,508
Borrowings payment net	R$ 2,828,508